                                   CERTIFICATE

                      THE GATEWAY VARIABLE INSURANCE TRUST

         The undersigned, Secretary of THE GATEWAY VARIABLE INSURANCE TRUST (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

         1. The form of the Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 2, the most recent amendment; and

         2. The text of Post-Amendment No. 2 has been filed electronically.

Date:   May 13, 2003


                                           THE GATEWAY VARIABLE INSURANCE TRUST


                                           By:  /s/ Donna M .Squeri
                                                -----------------------------
                                                Donna M. Squeri